Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cash and cash equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 81,154	$ 11,605	¥ 126,614
Restricted usage cash	1,100		12,800
CHINA [Member]
Cash and cash equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 81,700		¥ 125,600